INCOME TAX - Deferred income tax assets (Details) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax assets
Net operating loss carry forwards	¥ 72,435,457	¥ 57,190,726
Donation	457,730	307,587
Deductible advertising expenses	867,094	462,196
Total deferred income tax assets	73,760,281	57,960,509
Less: Valuation allowance	(71,676,908)	¥ (57,960,509)	¥ (42,910,959)	¥ (25,587,080)
Deferred income tax assets, net	2,083,373
Intangible assets	(13,038,256)
Deferred income tax liabilities, net	(13,038,256)
Net deferred income tax liabilities	(10,954,883)
Net operating loss carry forwards that will expire	¥ 194,385,914